UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2009 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--8.2%
Coach	94,325	2,668,454
DeVry	26,550	1,356,705
DreamWorks Animation SKG, Cl. A	57,750 a	1,949,640
Gap	180,050	3,537,982
McDonald's	41,975	2,360,674
Priceline.com	19,025 a,b	2,929,470
TJX Cos.	81,725	2,938,014
Weight Watchers International	30,100 b	825,643
		18,566,582
Consumer Staples--12.9%
Bare Escentuals	46,575 a	432,216
Church & Dwight	45,300	2,587,989
Costco Wholesale	77,175	3,934,381
Hansen Natural	49,975 a,b	1,632,184
Kimberly-Clark	64,075	3,873,975
PepsiCo	133,550	7,568,279
Procter & Gamble	107,000	5,789,770
SYSCO	68,025	1,733,957
Unilever (NY Shares)	65,850 b	1,839,191
		29,391,942
Energy--8.1%
EnCana	23,975	1,246,460
ENSCO International	51,025	1,882,822
EOG Resources	22,750	1,638,000
Nexen	100,275	1,971,407
Noble	106,850	3,742,955
SEACOR Holdings	28,525 a,b	2,171,608
Southwestern Energy	72,925 a	2,688,016
Talisman Energy	188,625	3,029,318
		18,370,586
Financial--6.9%
Charles Schwab	125,400	2,264,724
Chubb	43,750	2,160,812
Discover Financial Services	227,125	3,122,969
Eaton Vance	78,425 b	2,240,602
Goldman Sachs Group	7,225	1,195,448

State Street	43,000	2,256,640
Travelers Cos.	46,225	2,330,665
		15,571,860
Health Care--15.8%
Aetna	76,000	2,166,000
Alcon	15,875	2,055,336
Amgen	82,025 a	4,900,173
AstraZeneca, ADR	46,025 b	2,146,146
Becton, Dickinson & Co.	61,500	4,281,630
Biogen Idec	41,100 a	2,063,631
Genzyme	69,950 a	3,896,915
Gilead Sciences	49,800 a	2,243,988
Johnson & Johnson	84,300	5,095,092
Novartis, ADR	24,675	1,146,647
WellPoint	83,200 a	4,397,120
Zimmer Holdings	31,450 a	1,489,158
		35,881,836
Industrial--12.5%
3M	51,025	3,678,903
Danaher	28,425	1,725,682
Donaldson	24,725 b	928,918
Dun & Bradstreet	19,925	1,455,322
Emerson Electric	131,075	4,832,735
Equifax	41,575 b	1,149,133
First Solar	8,300 a,b	1,009,114
Fluor	26,650	1,409,785
Rockwell Collins	71,100	3,273,444
Ryder System	22,650 b	860,700
Tyco International	59,025	1,870,502
United Technologies	106,400	6,315,904
		28,510,142
Information Technology--24.3%
Apple	50,075 a	8,423,116
Accenture, Cl. A	92,550	3,054,150
Avnet	48,700 a	1,297,855
Cisco Systems	267,075 a	5,768,820
EMC	183,975 a	2,925,202
Google, Cl. A	9,850 a	4,547,449
Intel	66,050	1,342,136
International Business Machines	87,300	10,305,765
National Semiconductor	115,900 b	1,758,203
QUALCOMM	111,150	5,159,583
STMicroelectronics (New York

Shares)	90,025 b	779,617
Sybase	48,400 a	1,686,740
Symantec	84,200 a	1,273,104
Texas Instruments	206,800	5,085,212
Western Union	98,675	1,780,097
		55,187,049
Materials--1.4%
Nucor	38,950	1,734,833
Schnitzer Steel Industries, Cl. A	25,900	1,398,859
		3,133,692
Software--5.5%
Microsoft	428,000	10,550,200
Oracle	94,275	2,061,794
		12,611,994
Telecommunication Services--.6%
Windstream	168,900	1,447,473
Utilities--2.6%
FPL Group	27,825	1,563,208
Sempra Energy	68,625	3,442,916
WGL Holdings	28,775 b	949,575
		5,955,699
Total Common Stocks
(cost $230,241,949)		224,628,855

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,559,000)	2,559,000 [c]	2,559,000
Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $13,212,204)	13,212,204 [c]	13,212,204
Total Investments (cost $246,013,153)	105.7%	240,400,059
Liabilities, Less Cash and Receivables	(5.7%)	(13,080,771)
Net Assets	100.0%	227,319,288

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At August 31, 2009, the total market value of the fund's securities on loan is $12,799,178 and the total market value of the collateral held by the fund is $13,212,204.

c Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $246,013,153. Net unrealized depreciation securities on investments was $5,613,094 of which $14,616,777 related to appreciated investment securities and $20,229,871 related to depreciated investment

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	210,414,733	-	-	210,414,733
Equity Securities - Foreign	14,214,122	-	-	14,214,122
Mutual Funds	15,771,204	-	-	15,771,204
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)